Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Operating Expense Text Block Abstract
Schedule of operating expenses
For the years ended December 31,	2022	2021	2020
Compensation and employee benefits(a)	$152,154	$156,112	$89,882
Other operating expenses(b)	52,831	50,622	58,380
Cost of sales(c)	54,004	30,215	33,370
Operating expenses	$258,989	$236,949	$181,632

(a)      Compensation and employee benefits included salaries, bonuses, commissions, post-employment benefits and charges arising from share-based compensation.

(b)      Other operating expenses included general and administrative expenses, marketing expenses, in-orbit insurance expenses, professional fees and facility costs. The balance for year ended December 31, 2022 included $1.7 million of leases not capitalized due to exemptions and variable lease payments not included in the measurement of the leases liabilities (December 31, 2021 - $2.1 million).

(c)      Cost of sales included the cost of third-party satellite capacity, the cost of equipment sales and other costs directly attributable to fulfilling the Company’s obligations under customer contracts.

Schedule of cost of equipment sales included in the cost of sales
For the years ended December 31,	2022	2021	2020
Cost of equipment sale	$26,273	$6,210	$10,416